Other Liabilities (Details Textual) ¥ in Thousands		1 Months Ended
	Nov. 16, 2016 USD ($)	Aug. 24, 2017 USD ($)	Aug. 24, 2017 CNY (¥)	Nov. 16, 2016 CNY (¥)
Other Liabilities (Textual)
Feng Hui received loan	$ 3,005,304	$ 1,202,122	¥ 8,000,000	¥ 20,000,000
Interest rate of loan	1.00%	1.00%	1.00%	1.00%
Maturity date of loan	Nov. 15, 2021	Aug. 24, 2021